July 8, 1998


Dear Shareholders:

          At a current (July 8) net asset value of $9.83 per share, the PGP Korea Growth Fund is down 2% since its inception on February 9, 1998. We're not satisfied with that performance. Furthermore, as many of you have read our quarterly newsletter sent out last week, we believe there will be continuing high volatility in the Korean stock market for at least the next couple months.

         The good news is that we've managed to minimize losses to our shareholders and still retain exposure to the Korean market in a period where the overall Korean market decline was 33%. Our conservative view on the market may change as we look for signs that Korea is making real reforms and that the stock market has hit bottom.

         Most importantly, our optimism remains unshaken on the long-term prospects for Korea and its attractiveness as an appropriate component of a balanced investment portfolio. This view rests on the fundamental competitiveness of Korean industry in those manufacturing categories where demand will be strong in the higher growth regions of the world over the next decade. The emerging markets of Latin America, Eastern Europe and Asia will grow faster than the mature economies and they will require goods such as steel, cars, ships and semiconductors. The other core argument is based on the dramatic changes in the allocation of capital and practices in business management which are currently occurring in Korea out of necessity. When Asia eventually recovers, Korea should be a stronger competitor compared to Japan and others because of the bitter medicine it is swallowing today.

          Thank you for your confidence in us as an investor. I hope we have the opportunity to speak soon. Of course, call us at anytime if you have any questions.

                                             Sincerely,




                                             Stewart M. Kim
                                             Managing Partner

                             PGP Korea Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------
       Shares           COMMON STOCKS: 66.3%                                                   Market Value
------------------------------------------------------------------------------------------------------------
                        Banks: 4.1%
       59,500           Kookmin Bank*....................................................        $ 221,012
                                                                                                 ---------

                        Consumer Services: 1.9%
        1,000           S1 Corp..........................................................          101,238
                                                                                                 ---------

                        Cosmetics: 1.7%
       10,000           Pacific Chemical Corp............................................           91,041
                                                                                                 ---------

                        Electrical Components: 5.8%
       60,000           Daewoo Electronics Company.......................................          157,320
        5,000           Samsung Electronics..............................................          154,770
                                                                                                 ---------
                                                                                                   312,090
                                                                                                 ---------
                        Food and Beverage: 4.1%
        4,300           Lotte Confectionary Company......................................          219,228
                                                                                                 ---------

                        Insurance: 3.1%
        1,000           Samsung Fire & Marine Insurance..................................          166,788
                                                                                                 ---------

                        Non-Ferrous: 2.9%
       20,000           Korea Zinc Company...............................................          155,863
                                                                                                 ---------

                        Office Equipment: 5.0%
       10,000           Sindo Ricoh Company..............................................          272,396
                                                                                                 ---------

                        Paper Products: 15.7%
      180,000           Hansol Paper Company.............................................          852,148
                                                                                                 ---------

                        Securities Brokers: 2.6%
       38,000           Daewoo Securities Company*.......................................          141,151
                                                                                                 ---------

                        Specialty Chemicals: 5.9%
       32,000           Honam Petrochemical Corp.........................................          171,304
        9,710           Namhae Chemical Corp.............................................          148,514
                                                                                                 ---------
                                                                                                   319,818
                                                                                                 ---------

2

                             PGP Korea Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 1998 (Unaudited), Continued
--------------------------------------------------------------------------------------------------------
     Shares                                                                                 Market Value
--------------------------------------------------------------------------------------------------------
                      Steel: 13.5%
       21,500         Pohang Iron & Steel Company, Ltd..................................      $ 729,089
                                                                                              ---------

                      Total Common Stocks (cost $4,807,321).............................      3,581,862
                                                                                              ---------

                      PREFERRED STOCK: 3.7%
--------------------------------------------------------------------------------------------------------
       16,000         Lotte Chilsung Beverage Company* (cost $268,255)..................        196,940
                                                                                              ---------

Principal Amount             REPURCHASE AGREEMENT: 26.8%
--------------------------------------------------------------------------------------------------------
   $1,446,000         Star Bank Repurchase Agreement, 5.2%, dated 6/30/1998,
                      due 7/1/1998, collaterized by $1,450,000 GNMA, due 1/20/2024
                      (proceeds $1,446,209) (cost $1,446,000)...........................      1,446,000
                                                                                              ---------

                      Total Investments in Securities (cost $6,521,576+): 96.8% ........      5,224,802
                      Other Assets less Liabilities: 3.2%...............................        170,495
                                                                                              ---------
                      Total Net Assets: 100.0% .........................................     $5,395,297
                                                                                             ==========

*Non-income producing security.

+At June 30, 1998, the cost of investments for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                      Gross unrealized appreciation.....................................    $    30,754
                      Gross unrealized depreciation.....................................     (1,327,528)
                                                                                            -----------
                                Net unrealized depreciation.............................    $(1,296,774)
                                                                                            ===========

See accompanying Notes to Financial Statements.

                             PGP Korea Growth Fund

STATEMENT OF ASSETS AND LIABILITIES at June 30, 1998 (Unaudited)
----------------------------------------------------------------------------------------------------------------
ASSETS
       Investments in securities, at value (cost $6,521,576)......................................    $5,224,802
       Foreign currency (cost $205,203)...........................................................       209,643
       Cash.......................................................................................           297
       Interest receivable........................................................................           209
       Other receivables..........................................................................        29,490
                                                                                                      ----------
                 Total assets ....................................................................     5,464,441
                                                                                                      ----------

LIABILITIES
       Accrued expenses...........................................................................        69,144
                                                                                                      ----------
                 Total liabilities................................................................        69,144
                                                                                                      ----------

NET ASSETS........................................................................................    $5,395,297
                                                                                                      ==========

       Net asset value and redemption price per share
           ($5,395,297/630,054 shares outstanding;
           unlimited number of shares authorized without par value) ..............................         $8.56
                                                                                                           =====
       Computation of offering price per share
           (Net asset value $8.56/.975)...........................................................         $8.78
                                                                                                           =====

COMPONENTS OF NET ASSETS
       Paid-in capital............................................................................    $6,611,097
       Undistributed net realized gain on investments and foreign currency transactions...........        76,534
       Net unrealized depreciation on investments and translation of foreign currencies...........    (1,292,334)
                                                                                                      ----------
           Net assets.............................................................................    $5,395,297
                                                                                                      ==========

See accompanying Notes to Financial Statements.
4

                              PGP Korea Growth Fund

STATEMENT OF OPERATIONS
For the Period from February 9, 1998* through June 30, 1998 (Unaudited)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
          Income
                  Interest ..................................................................       $    72,287
                                                                                                    -----------
                           Total income......................................................            72,287
                                                                                                    -----------

          Expenses
                  Advisory fees..............................................................            35,379
                  Distribution fees..........................................................            18,397
                  Administration fee.........................................................            11,589
                  Fund accounting fees.......................................................            11,589
                  Custody fees...............................................................             8,305
                  Transfer agent fees........................................................             5,409
                  Audit fee..................................................................             5,206
                  Amortization of deferred organization costs................................             4,250
                  Legal fees.................................................................             2,820
                  Registration fees..........................................................             2,169
                  Reports to shareholders....................................................             1,468
                  Miscellaneous..............................................................             1,184
                  Trustee fees...............................................................               966
                                                                                                    -----------
                       Total expenses........................................................           108,731
                       Less: expenses waived and reimbursed..................................           (29,490)
                                                                                                    -----------
                       Net expenses..........................................................            79,241
                                                                                                    -----------
                                Net investment loss .........................................            (6,954)
                                                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
          Net realized gain from:
                  Investments................................................................            12,900
                  Foreign currency transactions..............................................            63,634
                                                                                                    -----------
                                                                                                         76,534
                                                                                                    -----------
          Net change in unrealized appreciation (depreciation) on:
                  Investments................................................................        (1,296,774)
                  Translation of foreign currencies..........................................             4,440
                                                                                                    -----------
                                                                                                     (1,292,334)
                                                                                                    -----------
                  Net realized and unrealized gain (loss) from investments
                       and foreign currency..................................................        (1,215,800)
                                                                                                    -----------
                                Net decrease in net assets resulting from operations ........       $(1,222,754)
                                                                                                    ===========

*Commencement of operations.

See accompanying Notes to Financial Statements.

                             PGP Korea Growth Fund

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
-----------------------------------------------------------------------------------------------------------
                                                                                         February 9, 1998*
                                                                                              through
                                                                                           June 30, 1998
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN ASSETS FROM:
OPERATIONS
Net investment loss ...................................................................          $ (6,954)
Net realized gain from investments and foreign currency transactions...................            76,534
Net change in unrealized depreciation on investments and
   translation of foreign currencies...................................................        (1,292,334)
                                                                                               ----------
          Net decrease in net assets resulting from operations ........................        (1,222,754)
                                                                                               ----------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)...........         6,618,051
                                                                                               ----------
          Total increase in net assets ................................................         5,395,297

NET ASSETS
Beginning of period ...................................................................                -0-
                                                                                               ----------
End of period .........................................................................        $5,395,297
                                                                                               ==========

(a) A summary of capital shares transactions is as follows:
                                                                                      February 9, 1998*
                                                                                           through
                                                                                         June 30, 1998
                                                                                   -------------------------

                                                                                    Shares           Value
                                                                                   -------        ----------
          Shares sold...........................................................    827,594       $8,433,445
          Shares redeemed.......................................................   (197,540)      (1,815,394)
                                                                                   --------       ----------
          Net increase..........................................................    630,054       $6,618,051
                                                                                   ========       ==========

*Commencement of operations.

See accompanying Notes to Financial Statements.
6

                             PGP Korea Growth Fund

FINANCIAL HIGHLIGHTS - For a capital share outstanding throughout the period (Unaudited)
-----------------------------------------------------------------------------------------------------------
                                                                                          February 9, 1998*
                                                                                               through
                                                                                            June 30, 1998
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period................................................           $10.00
                                                                                               ------
Income from investment operations:
          Net investment loss.......................................................            (0.01)
          Net realized and unrealized loss on investments...........................            (1.43)
                                                                                               ------
Total from investment operations....................................................            (1.44)
                                                                                               ------

Net asset value, end of period......................................................           $ 8.56
                                                                                               ======

Total return .......................................................................           (14.40%)

Ratios/supplemental data:
Net assets, end of period (millions)................................................           $  5.4

Ratio of expenses to average net assets:
          Before expense reimbursement..............................................             3.82%+
          After expense reimbursement...............................................             2.80%+

Ratio of net investment loss to average net assets:
          Before expense reimbursement..............................................            (1.28%)+
          After expense reimbursement...............................................            (0.24%)+

Portfolio turnover rate.............................................................            13.45%

*Commencement of operations.

+Annualized.

See accompanying Notes to Financial Statements.

                              PGP Korea Growth Fund

NOTES TO FINANCIAL STATEMENTS at June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

          PGP Korea Growth Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on February 9, 1998. The investment objective of the Fund is to attain long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities of Korean companies.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

          The  following  is  a  summary  of  significant   accounting  policies
consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

          A. Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

          B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

          C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a first-in, first-out cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

          D. Deferred Organization Costs. All of the expenses incurred by the Adviser in connection with the organization and registration of the Fund's shares will be borne by the Fund and are being amortized to expense on a straight-line basis over a period of five years.

          E. Foreign Currency. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

                              PGP Korea Growth Fund

--------------------------------------------------------------------------------

          F. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

           For the period ended June 30, 1998, Pacific Gemini Partners, LLC (the "Adviser") provided the Fund with investment management services under an Investment Advisory Agreement. The Adviser furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser was entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund. For the period ended June 30, 1998, the Fund incurred $35,379 in Advisory fees.

          The Fund is responsible for its own operating expenses. The Adviser has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.80% of average net assets. Any such reductions made by the Adviser in its fees or payments or reimbursement of expenses which are the Fund's obligation may be subject to reimbursement by the Fund within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. For the six months ended June 30, 1998, the Adviser reimbursed the Fund in the amount of $29,490.

          Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

          Under $15 million            $30,000
          $15 to $50 million           0.20% of average daily net assets
          $50 to $100 million          0.15% of average daily net assets
          $100 to $150 million         0.10% of average daily net assets
          Over $150 million            0.05% of average daily net assets

          For the period ended June 30, 1998, the Fund incurred $11,589 in Administration fees.

          First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

          Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

          The cost of purchases and the proceeds from sales of securities, other than U.S. Government and Government Agency Obligations and short-term investments, for the period ended June 30, 1998, were $6,082,243 and $983,254, respectively.

                                     Adviser
                         Pacific Gemini Partners, L.L.C.
                         633 West Fifth St., Suite 3600
                              Los Angeles, CA 90071


                                   Distributor
                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Suite 261E
                                Phoenix, AZ 85018


                                    Custodian
                                 Star Bank, N.A.
                                 425 Walnut St.
                             Cincinnati, Ohio 45202


                     Transfer and Dividend Disbursing Agent
                            Countrywide Fund Services
                                  P.O. Box 5354
                            Cincinnati, OH 45201-5354
                                 (800) 841-0980


                                    Auditors
                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103


                                  Legal Counsel
                      Paul, Hastings, Janofsky & Walker LLP
                               345 California St.
                             San Francisco, CA 94104

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.


                                     [Logo]

                                    PGP Korea
                                  Growth Fund



                               SEMI-ANNUAL REPORT

                                  June 30, 1998